CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		$ 962,740	$ 1,509,332	$ (4,222)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation		35,896	35,740	8,348
Amortization		17,648	3,250
Expensed deferred IPO cost		150,000
Provision for impairment loss		656,253
(Recovery of) provision for credit losses		(229,917)	(1,687)	298,354
Deferred tax benefits		(123,962)	(20,149)	(94,946)
Non-cash operating lease expense		39,310	38,450	59,086
Changes in operating assets and liabilities:
Accounts receivable		(424,953)	(383,178)	74,385
Contract fulfilment costs		327,106	801,589	(1,193,547)
Inventories		10,880	153,025	13,934
Contract assets		(1,170,281)	(1,719,179)	(217,829)
Other receivables		20,222	(42,945)	487,639
Advance to suppliers		(48,710)	108,758	(100,056)
Operating lease liabilities		(43,307)	(42,533)	(36,623)
Accounts payable		(111,610)	(948,639)	718,260
Contract liabilities		193,155	(1,012,212)	751,453
Other payables and accrued liabilities		(92,961)	(88,109)	182,034
Taxes payable		659,028	797,744	21,920
NET CASH PROVIDED BY (USDED IN) OPERATING ACTIVITIES		826,537	(810,743)	968,190
CASH FLOWS FROM INVESTING ACTIVITIES:
Repayment received from shareholder loans			240,387
Loans to a shareholder				(258,732)
Purchases of property and equipment			(27,726)	(167,700)
Purchases of a software		(81,022)	(14,739)
Prepayment of purchases of software				(20,741)
Prepayment of purchases of property and equipment		(121,715)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES		(202,737)	197,922	(447,173)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments for deferred IPO costs		(60,744)	(7,145)
Repayments of shareholder loans				(178,615)
Proceeds from shareholder loans		15,987	36,913
Proceeds from bank loans and third-party loans		2,872,590	2,410,219	2,925,365
Repayments of bank loans and third-party loans		(2,744,194)	(1,976,439)	(2,953,144)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES		83,639	463,548	(206,394)
EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH AND RESTRICTED CASH		35,256	(9,374)	(54,257)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH		742,695	(158,647)	260,366
CASH AND RESTRICTED CASH, BEGINNING OF YEAR		414,619	573,266	312,900
CASH AND RESTRICTED CASH, END OF YEAR		1,157,314	414,619	573,266
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax		57	1,165
Cash paid for interests		134,004	153,191	146,295
SUPPLEMENTAL NON-CASH INVESTING INFORMATION:
Right-of-use assets obtained in exchange for new operating lease liabilities			13,365
Right-of-use assets derecognized for termination of operating lease liabilities				(74,416)
SUPPLEMENTAL NON-CASH FINANCING INFORMATION:
Capital contributed by shareholders	[1]	256,238	668,972
Deferred costs related to initial public offering	[1]	(256,238)	(668,972)
Cash		808,915	120,913	156,538
Restricted cash		348,399	293,706	416,728
Total cash and restricted cash shown in the Consolidated Statements of Cash Flows		$ 1,157,314	$ 414,619	$ 573,266

[1]	Pursuant to a share subscription agreement entered into by the Company and Emerald Investments International, LLC, the payment of capital contribution will be settled by waiver of shareholder loans provided by Emerald Investments International, LLC to the Company for its IPO cost.